6. Income Taxes (Details) - Deferred Income Tax Asset (USD $)	Jun. 30, 2013	Jun. 30, 2012
Deferred Income Tax Asset [Abstract]
Net operating loss carry forwards	$ 60,000	$ 19,882
Less: Valuation allowance	$ (60,000)	$ (19,882)